Mortgage Servicing Rights - MSRs and Related Characteristics by Portfolio (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) BasisPoint Multiple	Dec. 31, 2019 USD ($) BasisPoint Multiple	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Servicing Assets at Fair Value [Line Items]
Fair value	$ 2,210	$ 2,546	$ 2,791	$ 2,645
Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	208,955	223,518
Fair value	$ 2,210	$ 2,546
Value (bps) | BasisPoint	106	114
Weighted-average servicing fees (bps) | BasisPoint	32	31
Multiple (value/servicing fees) | Multiple	3.26	3.67
Weighted-average note rate	3.92%	4.17%
Weighted-average age (in years)	4 years 3 months 18 days	4 years 7 months 6 days
Weighted-average expected prepayment (constant prepayment rate)	14.40%	12.40%
Weighted-average expected life (in years)	5 years 4 months 24 days	6 years
Weighted-average option adjusted spread	6.60%	7.30%
HFA [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 40,396	$ 44,906
Fair value	$ 406	$ 486
Value (bps) | BasisPoint	101	108
Weighted-average servicing fees (bps) | BasisPoint	35	34
Multiple (value/servicing fees) | Multiple	2.87	3.15
Weighted-average note rate	4.43%	4.65%
Weighted-average age (in years)	3 years 9 months 18 days	3 years 8 months 12 days
Weighted-average expected prepayment (constant prepayment rate)	14.10%	12.20%
Weighted-average expected life (in years)	5 years 7 months 6 days	6 years 6 months
Weighted-average option adjusted spread	7.70%	8.40%
Government Insured [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 25,474	$ 35,302
Fair value	$ 261	$ 451
Value (bps) | BasisPoint	102	128
Weighted-average servicing fees (bps) | BasisPoint	40	39
Multiple (value/servicing fees) | Multiple	2.56	3.29
Weighted-average note rate	3.91%	3.99%
Weighted-average age (in years)	5 years 7 months 6 days	4 years 10 months 24 days
Weighted-average expected prepayment (constant prepayment rate)	18.00%	13.70%
Weighted-average expected life (in years)	4 years 3 months 18 days	5 years 8 months 12 days
Weighted-average option adjusted spread	7.30%	7.90%
Conventional [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 143,085	$ 143,310
Fair value	$ 1,543	$ 1,609
Value (bps) | BasisPoint	108	112
Weighted-average servicing fees (bps) | BasisPoint	30	28
Multiple (value/servicing fees) | Multiple	3.55	4.00
Weighted-average note rate	3.78%	4.07%
Weighted-average age (in years)	4 years 2 months 12 days	4 years 9 months 18 days
Weighted-average expected prepayment (constant prepayment rate)	13.80%	12.20%
Weighted-average expected life (in years)	5 years 6 months	5 years 10 months 24 days
Weighted-average option adjusted spread	6.20%	6.90%